Other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities	Other liabilities

		December 31,	December 31,
As at	Note	2025	2024
Retirement liabilities	13	$102	$97
Non-current portion of reforestation obligations		50	47
Non-current portion of decommissioning obligations		44	24
Non-current portion of lease obligations		24	19
Export duties	25	166	46
Electricity swaps	22	6	8
Other		30	22
		$423	$264
Reforestation and decommissioning obligations
Reforestation and decommissioning obligations relate to our responsibility for reforestation under various timber licences and our obligations related to landfill closure and other site remediation costs.
Accounting policies
Reforestation obligations are measured at the present value of the expected expenditures required to settle the obligations and are accrued and charged to earnings when timber is harvested. The reforestation obligation is accreted over time through charges to finance expense and reduced by silviculture expenditures. Changes to estimates are credited or charged to earnings.
We record a liability for decommissioning obligations in the period a reasonable estimate can be made. The liability is determined using estimated closure and/or remediation costs and discounted using an appropriate discount rate. On initial recognition, the carrying value of the liability is added to the carrying amount of the associated asset and amortized over its useful life, or expensed when there is no related asset. The liability is accreted over time through charges to finance expense and reduced by actual costs of settlement. Changes to estimates result in an adjustment of the carrying amount of the associated asset or, where there is no asset, they are credited or charged to earnings.
Reforestation and decommissioning obligations are discounted at the risk-free rate at the balance sheet date.
Supporting information

		Reforestation		Decommissioning
	Note	2025	2024	2025	2024
Beginning of year		$83	$92	$43	$37
Acquisition	3	—	—	—	1
Liabilities recognized		59	49	21	9
Liabilities settled		(57)	(61)	(12)	(4)
Change in estimates		(1)	10	3	3
Foreign exchange		4	(7)	4	(3)
End of year		88	83	58	43
Less: current portion		(38)	(36)	(14)	(19)
		$50	$47	$44	$24
The total undiscounted amount of the estimated cash flows required to satisfy these obligations is $159 million (December 31, 2024 - $139 million). The cash flows have been discounted using risk-free rates ranging from 2.50% to 3.85% (2024 - 2.50% to 3.33%).
The timing of reforestation expenditures is based on the estimated period required to ensure the associated areas are well established and attain free to grow status, which is generally between 12 to 15 years. Payments relating to landfill closures and site remediation are expected to occur over periods ranging up to 50 years.